Other Receivables - Summary of Other Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current
Other current receivables	₩ 2,104,610	₩ 1,494,239
Non-current
Lease receivables	1,415,143	1,195,962
Other non-current receivables	1,415,143	1,195,962
Gross amount [member]
Current
Loans	331,692	258,735
Other accounts receivable	1,305,383	835,791
Accrued income	350,301	298,157
Deposits	130,011	82,884
Lease receivables	17,706	18,015
Others	63,568	68,198
Non-current
Loans	884,990	798,287
Other accounts receivable	196,018	197,304
Accrued income	121,041	86,920
Deposits	390,971	284,588
Lease receivables	80,317	128,366
Allowance for credit losses [member]
Current
Other current receivables	(94,051)	(67,541)
Non-current
Other non-current receivables	₩ (258,194)	₩ (299,503)